Stockholders' Equity (Deficit) (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Authorized capital stock	100,000,000		100,000,000
Number of common stock authorized	80,000,000		80,000,000	80,000,000
Common stock par value	$ 0.0001		$ 0.0001	$ 0.0001
Number of preferred stock authorized	20,000,000		20,000,000	20,000,000
Preferred stock par value	$ 0.0001		$ 0.0001	$ 0.0001
Common stock issued	68,535,036		68,535,036	68,535,036
Common stock outstanding	68,535,036		68,535,036	68,535,036
Intrinsic value of option outstanding	$ 0
Intrinsic value of option exercisable	0		$ 0	$ 0
Share based compensation expense	38,280	$ 276,106
Unrecognized stock based compensation	66,776
Intrinsic value of warrant outstanding	0		$ 0	$ 0
Intrinsic value of warrant exercisable	$ 0
Series A Convertible Preferred Stock [Member]
Preferred stock par value	$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, shares designated	50,000		50,000	50,000